Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2019
Share-based Payment Arrangement, Noncash Expense [Abstract]
Summary of Company's non-vested RSU awards and changes during the year	The following table summarizes the Company's non-vested RSU awards and changes during the year:

	Units	Weighted Average Grant Date Fair Value per Unit
Non-vested at December 31, 2018	1,458,082	$16.16
Granted	266,938	37.37
Forfeited	(73,905)	24.73
Vested	(933,876)	14.20
Non-vested at December 31, 2019	717,239	25.56

Summary of Company's Non-vested DSU awards and changes during the year
The following table summarizes the Company's outstanding DSU awards and changes during the year:

	Units	Weighted Average Grant Date Fair Value per Unit
Outstanding at December 31, 2018	331,915	$22.94
Granted	57,630	34.84
Converted to Common Stock	(58,322)	28.93
Outstanding at December 31, 2019	331,223	23.98
The following table summarizes the Company's non-vested PSU awards and changes during the year:

	Units	Weighted Average Grant-Date Fair Value per Unit
Non-vested at December 31, 2018	1,710,634	$19.12
Granted(a)	936,889	22.50
Forfeited	(37,526)	23.04
Vested(b)	(1,409,456)	14.72
Non-vested at December 31, 2019(c)	1,200,541	26.65
(a) The weighted average grant date fair value per unit includes RPSUs that were granted during 2019 with grant date fair value of $45.77 and MSUs with 2016 grant date fair value of $14.72, that due to vesting at 200%, were considered additional grants in 2019
(b) MSUs granted during 2016 vested during 2019 at 200%
(c) Non-vested units includes 8,645 MSUs

Summary of Company's PSU awards and changes during the year
The following table summarizes the Company's outstanding DSU awards and changes during the year:

	Units	Weighted Average Grant Date Fair Value per Unit
Outstanding at December 31, 2018	331,915	$22.94
Granted	57,630	34.84
Converted to Common Stock	(58,322)	28.93
Outstanding at December 31, 2019	331,223	23.98
The following table summarizes the Company's non-vested PSU awards and changes during the year:

	Units	Weighted Average Grant-Date Fair Value per Unit
Non-vested at December 31, 2018	1,710,634	$19.12
Granted(a)	936,889	22.50
Forfeited	(37,526)	23.04
Vested(b)	(1,409,456)	14.72
Non-vested at December 31, 2019(c)	1,200,541	26.65
(a) The weighted average grant date fair value per unit includes RPSUs that were granted during 2019 with grant date fair value of $45.77 and MSUs with 2016 grant date fair value of $14.72, that due to vesting at 200%, were considered additional grants in 2019
(b) MSUs granted during 2016 vested during 2019 at 200%
(c) Non-vested units includes 8,645 MSUs

Schedule of Assumptions used in Fair Value Model	Significant assumptions used in the fair value model with respect to the Company's PSUs are summarized below:

	2019	2018	2017	2016
	RPSUs	RPSUs	RPSUs	MSUs
Expected volatility	40.72%	47.52%	43.96%	34.33%
Expected term (in years)	3	3	3	3
Risk free rate	2.45%	2.01%	1.5%	1.31%

Summary of Company's NQSO activity, and changes during the year
The following table summarizes the Company's NQSO activity and changes during the year:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in millions)
Outstanding at December 31, 2018	279,934	$25.04	2	$4
Expired	(8,254)	26.76
Exercised	(137,282)	24.67
Outstanding at December 31, 2019	134,398	25.31	1	2
Exercisable at December 31, 2019	134,398	25.31	1	2

Summary of the total intrinsic value of options exercised and the cash received from the exercises of options
The following table summarizes the total intrinsic value of options exercised and the cash received from the exercises of options:

	Year Ended December 31,
(In millions)	2019	2018	2017
Total intrinsic value of options exercised	$2	$10	$1
Cash received from options exercised	3	24	4

Summary of NRG's total compensation expense recognized and total non-vested compensation costs not yet recognized and the period over which this expense is expected to be recognized
The following table summarizes NRG's total compensation expense recognized for the years presented, as well as total non-vested compensation costs not yet recognized and the period over which this expense is expected to be recognized as of December 31, 2019, for each of the types of awards issued under the LTIPs. Minimum tax withholdings of $36 million, $19 million, and $5 million for the years ended December 31, 2019, 2018, and 2017, respectively, are reflected as a reduction to additional paid-in capital on the Company's consolidated balance sheets.

				Non-vested Compensation Cost
(In millions, except weighted average data)	Compensation Expense			Unrecognized Total Cost	Weighted Average Recognition Period Remaining (In years)
	Year Ended December 31,			As of December 31,
Award	2019	2018	2017	2019	2019
RSUs	9	12	15	8	1.06
DSUs	2	2	2	—	0.00
MSUs	—	4	5	—	0.50
RPSUs	10	7	3	9	0.71
PRSUs(a)	11	16	13	10	1.05
Total(b)	$32	$41	$38	$27
Tax detriment recognized	$(12)	$(4)	$(5)
(a) Phantom Restricted Stock Units, PRSUs, are liability-classified time-based awards that typically vest ratably over a three-year period. The amount to be paid upon vesting is based on NRG's closing stock price for the period
(b) Does not include compensation expense of $1 million, and $6 million for the years ended 2018, and 2017, respectively, which was recorded in loss from discontinued operations in the Company's consolidated statements of operations